SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 77,973	$ 75,359	$ 97,479
Cost of revenues	66,703	66,924	82,179
Gross profit	11,270	8,435	15,300
Research and development	517	185	113
Selling and marketing	5,147	4,369	4,929
General and administrative	8,354	7,612	7,654
Other expenses (income)	(468)	315
Restructuring expenses, net	1,755
Operating income (loss)	(4,035)	(4,046)	2,604
Financial expense, net	540	770	422
Loss before tax benefits	(4,575)	(4,816)	2,182
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	77,973	75,359	97,479
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,916)	(3,141)	(6,287)
Cost of revenues	(3,685)	(2,937)	(6,468)
Gross profit	(231)	(204)	181
Research and development	(47)
Selling and marketing	(89)
General and administrative	(191)
Other expenses (income)	896
Restructuring expenses, net
Operating income (loss)	(800)	(204)	181
Elimination of inter-company sales [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,916)	(3,141)	(6,287)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	25,977	23,125	26,589
Cost of revenues	24,044	21,703	23,998
Gross profit	1,933	1,422	2,591
Research and development	122	(3)	58
Selling and marketing	2,040	1,429	1,530
General and administrative	3,128	2,183	1,978
Other expenses (income)	(913)
Restructuring expenses, net	1,338
Operating income (loss)	(3,782)	(2,187)	(975)
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	22,238	20,179	20,552
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,739	2,946	6,037
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	18,846	20,640	34,433
Cost of revenues	16,922	17,885	27,852
Gross profit	1,924	2,755	6,581
Research and development	80	(2)	83
Selling and marketing	1,015	1,152	1,638
General and administrative	1,855	2,054	2,734
Other expenses (income)		21
Restructuring expenses, net	386
Operating income (loss)	(1,412)	(470)	2,126
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	18,669	20,445	34,183
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	177	195	250
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	33,232	31,189	38,687
Cost of revenues	26,444	26,961	33,337
Gross profit	6,788	4,228	5,350
Research and development	202	7	7
Selling and marketing	1,961	1,527	1,334
General and administrative	3,004	2,732	2,408
Other expenses (income)	(432)
Restructuring expenses, net
Operating income (loss)	2,053	(38)	1,601
MRO services for Aviation Components and Lease [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	33,232	31,189	38,687
MRO services for Aviation Components and Lease [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,834	3,546	4,057
Cost of revenues	2,978	3,312	3,460
Gross profit	856	234	597
Research and development	160	183	(35)
Selling and marketing	220	261	427
General and administrative	558	643	534
Other expenses (income)	(19)	294
Restructuring expenses, net	31
Operating income (loss)	(94)	(1,147)	(329)
Overhaul and coating of jet engine components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,834	3,546	4,057
Overhaul and coating of jet engine components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues